Average Annual Total Returns		12 Months Ended	28 Months Ended	29 Months Ended	35 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 500 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 500 Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		18.03%						20.13%
Bloomberg 500 Index/Solactive GBS United States 500 Index (reflects no fees or expenses) (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 500 Index/Solactive GBS United States 500 Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		18.03%						20.15%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		32.49%			16.53%
Bloomberg U.S. 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1000 Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		17.51%	20.86%			22.63%	21.40%		17.22%
Bloomberg US Energy Select Index/ Solactive United States Energy Regulated Capped Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Energy Select Index/ Solactive United States Energy Regulated Capped Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		8.22%							7.29%
Bloomberg US Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index1 (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		50.61%					37.74%
Bloomberg Natural Resources and Security Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Natural Resources and Security Total Return Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		43.05%	24.84%
Bloomberg US 1000 Growth Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1000 Growth Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		17.93%				27.12%
Bloomberg US 1000 Value Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1000 Value Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		16.53%				13.40%
Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		8.33%				12.35%
Bloomberg US 1000 Dividend Growth Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1000 Dividend Growth Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		15.08%				15.83%
Bloomberg U.S. Aggregate Bond Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		7.30%		5.17%
Bloomberg US Treasury Bill Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Bill Index (reflects no fees, expenses, or taxes)
Average Annual Return, Percent		4.30%		4.94%
Strive 500 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.01%						20.08%
Performance Inception Date	Sep. 14, 2022
Strive 500 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.69%						19.73%
Strive 500 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.85%						15.91%
Strive Emerging Markets Ex-China ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		34.02%			16.04%
Performance Inception Date	Jan. 30, 2023
Strive Emerging Markets Ex-China ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		33.05%			15.41%
Strive Emerging Markets Ex-China ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		20.63%			12.52%
Strive U.S. Energy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.92%							6.93%
Performance Inception Date	Aug. 08, 2022
Strive U.S. Energy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.16%							6.18%
Strive U.S. Energy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		5.22%							5.35%
Strive U.S. Semiconductor ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		49.83%					37.09%
Performance Inception Date	Oct. 05, 2022
Strive U.S. Semiconductor ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		49.72%					36.92%
Strive U.S. Semiconductor ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		29.54%					30.20%
Strive Natural Resources and Security ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		42.08%	24.10%
Performance Inception Date	Aug. 30, 2023
Strive Natural Resources and Security ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		41.71%	23.73%
Strive Natural Resources and Security ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		25.14%	18.88%
Strive 1000 Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.71%				26.88%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.56%				26.71%
Strive 1000 Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.57%				21.55%
Strive 1000 Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.25%				13.15%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.55%				12.50%
Strive 1000 Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.05%				10.22%
Strive Small-Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.97%				12.11%
Performance Inception Date	Nov. 09, 2022
Strive Small-Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.64%				11.68%
Strive Small-Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.90%				9.39%
Strive 1000 Dividend Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.67%				15.41%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Dividend Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.34%				15.05%
Strive 1000 Dividend Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		8.90%				12.08%
Strive Total Return Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.74%		5.25%
Performance Inception Date	Aug. 09, 2023
Strive Total Return Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.62%		3.15%
Strive Total Return Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.96%		3.11%
Strive Enhanced Income Short Maturity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.97%		5.84%
Performance Inception Date	Aug. 09, 2023
Strive Enhanced Income Short Maturity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.88%		3.63%
Strive Enhanced Income Short Maturity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.92%		3.52%